Commitments and Contigencies (Details)					1 Months Ended		12 Months Ended
	Aug. 15, 2022	Jul. 31, 2022 USD ($)	Feb. 01, 2022 USD ($)	Dec. 09, 2020 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Feb. 28, 2021 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2022 shares
Commitments and Contigencies (Details) [Line Items]
Acquired advanced shares of common stock (in Shares) | shares							1,400,000
Forward stock split, description	adjusted for the 1-for-4 reverse stock split effective June 23, 2019 and the 7-for-6 forward stock split effective August 15, 2022
Maturity date			Jan. 31, 2025				Jan. 31, 2025
Percentage of performance bonus							3.50%
Agreed to annual salary		$ 150,000
Initial license fee payment				$ 50,000		$ 50,000
Other commitments term, description							The Company had entered into a prior agreement, dated November 13, 2020, with BPM Inno Ltd., Kiryat, Israel (“BPM”), that, in consideration of BPM’s introduction of Rambam to the Company, provided for BPM to have the rights as the exclusive of agent of the Company with Rambam and any other parties similarly introduced by BPM, and for a commission payable to BPM by the Company of 4.5% of revenues received by the Company resulting from the introduction of Rambam (and any other companies as to which the exclusive agency of BPM was in effect), and for BPM’s payment of a royalty to Rambam. If the Company fails to commercialize the medical products subject to the License Agreement with Rambam within 36 months, under the November 13, 2020 agreement, BPM and the Company would share 50/50 in the revenues generated from sales of the licensed products from Rambam. This agreement further provides that it will be effective for a period of 10 years, with either party having the right to terminate on notice given 30 days prior to the desired termination, and also provided for certain territorial distribution rights of BPM as are set forth in the March 10, 2021 Distribution Agreement between the Company and BPM.
Common stock issued (in Shares) | shares							10,000	32,813
Purchase warrants (in Shares) | shares							25,000
Price per share (in Dollars per share) | $ / shares					$ 3.59		$ 7.5
Selling and administrative expense							$ 175,000
Incurred expenses							737,654
Deposit							$ 250,000
Warehouse space			12,000
Lease rental			$ 3,000
Lease can be extended for an additional			3 years
Right of use assets			$ 94,134
Agreed issued					$ 20,000
Treasury Stock, Common [Member]
Commitments and Contigencies (Details) [Line Items]
Common stock issued (in Shares) | shares							25,000
Mr. Goodman [Member]
Commitments and Contigencies (Details) [Line Items]
Agreed to annual salary		$ 110,000
Kindeva Drug Delivery Agreement [Member]
Commitments and Contigencies (Details) [Line Items]
Purchase commitment, description							The agreement will remain in force until the earlier of: (1) the completion of the work and deliverables under the Workplan; or (2) two (2) years after the Effective Date, after which time the agreement will expire. The estimated cost to complete the feasibility Workplan is approximately $2.1 million and the timing to complete will be between eight to fifteen months. Nutriband made an advance deposit of $250,000 in January 2022, to be applied against the final invoice. The Workplan has commenced in February 2022, and the parties believe the Workplan will be completed in the time estimated in the agreement.
Chief Executive Officer [Member]
Commitments and Contigencies (Details) [Line Items]
Annual salary							$ 250,000
Chief Financial Officer [Member]
Commitments and Contigencies (Details) [Line Items]
Annual salary							$ 210,000